SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 20,356	$ 11,973
Less: Accumulated depreciation	(5,669)	(4,742)
Property and equipment, net	14,687	7,231
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35	35
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15	15
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,793	2,878
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,624	2,735
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,573	5,074
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	952	824
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	103	106
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,929